Equity	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Equity
11. Equity
Preferred Stock
On November 20, 2020, we sold 125 shares of 12.5% Series A Redeemable Cumulative Preferred Stock (“Series A Preferred Stock”) for $500.00 per share in a private placement exempt from registration under the Securities Act of 1933, as amended. No additional shares have been sold as of September 30, 2021. The offering was effected for the purpose of the Company having at least 100 stockholders to satisfy one of the requirements for qualification as a REIT under the Internal Revenue Code. Total proceeds from the sale of the Series A Preferred Stock were $62,500 before issuance costs of $21,900. Holders of the Series A Preferred Stock are entitled to receive dividends at an annual rate of 12.5% of the liquidation preference of $500.00 per share, or $62.50 per share per annum. Dividends are cumulative and payable semi-annually commencing with the first dividend payment date on December 31, 2020. We have the option to redeem shares of our Series A Preferred Stock in whole or in part at any time for the price of $500.00 per share, plus any accrued and unpaid dividends through the date of redemption. If a redemption occurs on or before December 31, 2022, we will pay an additional $50.00 per share redemption premium.
Common Stock
The following tables detail the movement in the Company’s outstanding shares of common stock:

	Nine Months Ended September 30, 2021
	Class T Shares	Class S Shares	Class D Shares	Class I Shares	Class E Shares	Class N Shares	Total
Balance at December 31, 2020	—	—	—	—	—	3,608,830	3,608,830
Issuance of common stock	—	—	—	—	—	2,636,645	2,636,645
Distribution reinvestment	—	—	—	—	—	32	32

Balance at March 31, 2021	—	—	—	—	—	6,245,507	6,245,507

Issuance of common stock	91	91	91	—	—	1,154	1,427
Exchange of common stock (1)	—	—	—	—	156,066	(156,066)	—
Distribution reinvestment (2)	—	—	—	492	—	—	492

Balance at June 30, 2021	91	91	91	492	156,066	6,090,595	6,247,426

Issuance of common stock	—	—	—	—	801,593	2,290,960	3,092,553
Common stock repurchased (3)	—	—	—	—	—	(785,025)	(785,025)
Distribution reinvestment (2)	—	—	—	7	1,172	—	1,179

Balance at September 30, 2021	91	91	91	499	958,831	7,596,530	8,556,133

	Nine Months Ended September 30, 2020
	Class T Shares	Class S Shares	Class D Shares	Class I Shares	Class E Shares	Class N Shares	Total
Balance at December 31, 2019	—	—	—	—	—	8,000	8,000

Balance at March 31, 2020	—	—	—	—	—	8,000	8,000

Balance at June 30, 2020	—	—	—	—	—	8,000	8,000

Issuance of common stock	—	—	—	—	—	1,979,054	1,979,054

Balance at September 30, 2020	—	—	—	—	—	1,987,054	1,987,054

(1)
On May 14, 2021, we exchanged 156,066 Class N shares of our common stock held by our directors and employees of the Adviser and its affiliates, for no additional consideration, on a one-for-one
basis into Class E shares of our common stock.

(2)
During the nine months ended September 30, 2021, certain of our directors and employees of the Adviser and its affiliates who held Class E shares elected distribution reinvestment which were granted in Class I shares.

(3)	In accordance with MassMutual’s Subscription Agreement, on August 5, 2021, we repurchased 785,025 of MassMutual Shares for $22.0 million.
As discussed in Note 10 — “Redeemable Common Stock”, 6,857,829 of our Class N shares have been classified as redeemable common stock as of September 30, 2021 (December 31, 2020: 3,247,457 shares) because the stockholder, MassMutual, has the contractual right to redeem the shares under certain circumstances. The remaining 738,701 Class N shares that were issued as of September 30, 2021 (December 31, 2020: 361,374 shares) have been recorded as common stock.

As of September 30, 2021, MassMutual has committed to purchase an additional $192.5 million of Class N common stock, as discussed in Note 10 — “Redeemable Common Stock”. Our investor commitments exclude a $30.0 million commitment from Invesco Realty, Inc. that collateralizes our Revolving Credit Facility. We may be required to call capital under this commitment to repay outstanding obligations under our Revolving Credit Facility in the event of default, however this commitment is not available to fund our operating or investing activities.
Distributions
We generally intend to distribute substantially all of our taxable income to our stockholders each year to comply with the REIT provisions of the Internal Revenue Code. Taxable income does not necessarily equal net income as calculated in accordance with GAAP.
For the three and nine months ended September 30, 2021, we declared distributions of $2.7 million and $7.7 million, respectively. We accrued $1.0 million and $0.5 million for distributions payable as a component of due to affiliates in our condensed consolidated balance sheets as of September 30, 2021 and December 31, 2020, respectively. We did not declare any distributions for the three and nine months ended September 30, 2020.
The following tables detail the aggregate distributions declared per share for each applicable class of stock for the three and nine months ended September 30, 2021:

	Three Months Ended September 30, 2021
	Series A Preferred Stock	Class T Common Stock	Class S Common Stock	Class D Common Stock	Class I Common Stock	Class E Common Stock	Class N Common Stock
Aggregate distributions declared per share	$—	$0.4076	$0.4076	$0.4076	$0.4076	$0.4076	$0.4076
Stockholder servicing fee per share (1)	—	(0.0602)	(0.0602)	(0.0178)	—	—	—

Net distributions declared per share	$—	$0.3474	$0.3474	$0.3898	$0.4076	$0.4076	$0.4076

	Nine Months Ended September 30, 2021
	Series A Preferred Stock	Class T Common Stock	Class S Common Stock	Class D Common Stock	Class I Common Stock	Class E Common Stock	Class N Common Stock
Aggregate distributions declared per share	$31.2500	$0.5396	$0.5396	$0.5396	$0.6698	$0.6698	$1.2598
Stockholder servicing fee per share (1)	—	(0.0797)	(0.0797)	(0.0235)	—	—	—

Net distributions declared per share	$31.2500	$0.4599	$0.4599	$0.5161	$0.6698	$0.6698	$1.2598

(1)	See Note 12 — “ Related Party Transactions” for a discussion of our stockholder servicing fee.
Distribution Reinvestment Plan
We have adopted a distribution reinvestment plan whereby stockholders (other than stockholders residing in certain states, as discussed below) will have their cash distributions automatically reinvested in additional shares of common stock unless they elect to receive their distributions in cash. Stockholders residing in Alabama, Idaho, Kansas, Kentucky, Maryland, Massachusetts, Nebraska, New Jersey, North Carolina, Ohio, Oregon, Vermont and Washington will automatically receive their distributions in cash unless they elect to have their cash distributions reinvested in additional shares of common stock. The per share purchase price for shares purchased under the distribution reinvestment plan will be equal to the offering price before upfront selling commissions and dealer manager fees (the “transaction price”) at the time the distribution is payable. The transaction price will generally be equal to our prior month’s NAV per share for that share class. Stockholders will not pay upfront selling commissions or dealer manager fees when purchasing shares under the distribution reinvestment plan. The stockholder servicing fees for shares of our Class T shares, Class S shares and Class D shares are calculated based on the NAV for those shares and may reduce the NAV or, alternatively, the distributions payable with respect to shares of each such class, including shares issued in respect of distributions on such shares under the distribution reinvestment plan.

Share Repurchase Plan
We have adopted a share repurchase plan. On a monthly basis, our stockholders may request that we repurchase all or any portion of their shares. We may choose, in our discretion, to repurchase all, some or none of the shares that have been requested to be repurchased at the end of any month, subject to any limitations in the share repurchase plan. The total amount of share repurchases under the plan is limited to 2% of our aggregate NAV per month and 5% of our aggregate NAV per calendar quarter. Shares will be repurchased at a price equal to the transaction price on the applicable repurchase date, subject to any early repurchase deduction. Our transaction price will generally equal our prior month’s NAV per share for that share class. Shares repurchased within one year of the date of issuance will be repurchased at 95% of the current transaction price (the “Early Repurchase Deduction”). The Early Repurchase Deduction will not apply to shares acquired through the distribution reinvestment plan, and we may waive the Early Repurchase Deduction in the case of repurchases resulting from a stockholder’s death, qualifying disability or divorce. Due to the illiquid nature of investments in real estate, we may not have sufficient liquid resources to fund repurchase requests, and we have established limitations on the amount of funds we may use for repurchases during any calendar month and quarter. Our board of directors may modify or suspend the share repurchase plan.
Share-Based Compensation Plan
For the three months ended September 30, 2021, we awarded independent members of our board of directors 690 Class E shares under our 2019 Equity Incentive Plan (the “Incentive Plan”) and recognized approximately $19,000 of compensation expense related to these awards. For the nine months ended September 30, 2021, we awarded independent members of our board of directors 2,112 shares of our common stock (consisting of 1,422 Class N shares and 690 Class E shares) under the Incentive Plan and recognized approximately $58,000 of compensation expense related to these awards. As of July 1, 2021, the independent members of our board of directors began receiving compensation in the form of Class E shares. As of September 30, 2021, 192,763 shares of common stock remain available for future issuance under the Incentive Plan.